Related Parties - Schedule of Related Parties Transactions and Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Promissory note – related party	$ 5,691
Other current liabilities	7,729	3,117	$ 1,167
Related Party [Member]
Related Party Transaction [Line Items]
Note receivable - related party		4,500	$ 1,000
Due from related parties	1,250	1,657
Other current liabilities	$ 1,001	$ 255